Schedule of shares held by key management personnel (Details)	12 Months Ended
	Jun. 30, 2025 shares	Jun. 30, 2025 Integer	Jun. 30, 2024 shares	Jun. 30, 2024 Integer	Jun. 30, 2023 shares
IfrsStatementLineItems [Line Items]
Opening balance	1,525,621	1,525,621	1,173,947	1,173,947	868,436
Closing balance		8,188,410	1,525,621	1,525,621	1,173,947
Shares Held By Key Management Personnel [Member]
IfrsStatementLineItems [Line Items]
Opening balance	1,602,762		1,306,227		1,786,093
Issued	81,464		296,535
Resignation of key management personnel					(373,744)
Reverse share split					(106,122)
Closing balance	1,684,226		1,602,762		1,306,227
Option Held By Key Management Personnel [Member]
IfrsStatementLineItems [Line Items]
Opening balance	791,278		654,364		515,850
Issued	5,064,474		342,000		279,221
Expired					(106,078)
Exercised	(3,263,678)		(205,086)
Reverse share split					(34,629)
Closing balance	2,592,074		791,278		654,364